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RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

May 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:          Altegris KKR Private Equity Fund

Ladies and Gentlemen:

On behalf of Altegris KKR Private Equity Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended, with exhibits.  The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing.  Registration fees in the amount of $1,288.00 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 212-698-3525.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz